CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Cash Flows From Operating Activities:
Net (loss) income	$ (10,165)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	3,544
Amortization of original issue discount and debt issue costs	111
Deferred income taxes	(6,951)
Stock-based compensation	23,588
(Recoveries from) provision for losses on accounts receivable	45
Foreign exchange loss	253
Changes in operating assets and liabilities, net of impact of acquisition:
Accounts receivable	(1,693)
Inventories	(2,956)
Prepaid expenses and other assets	3,158
Accounts payable and other liabilities	(18)
Net cash provided by operating activities	8,916
Cash Flows From Investing Activities:
Purchase of property and equipment	(950)
Business acquisition, net of cash acquired	(19,787)
Net cash used in investing activities	(20,737)
Cash Flows From Financing Activities:
Principal payments on term loans	(2,506)
Principal payments on insurance premium financing	(1,474)
Payment of capital leases	(11)
Taxes paid in connection with employee stock transactions	(6,216)
Dividends distributed	(2,750)
Net cash used in financing activities	(12,957)
Effect of foreign exchange rates on cash and cash equivalents	798
Change in cash and cash equivalents	(23,980)
Cash and cash equivalents, beginning of period	33,857
Cash and cash equivalents, end of period	9,877
Supplemental Disclosure of Cash Flows Information:
Cash (received) paid for income taxes, net	(100)
Cash paid for interest	1,282
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Accruals and accounts payable for capital expenditures	$ 119